Debt securities in issue	6 Months Ended
Jun. 30, 2020
Debt securities in issue
Debt securities in issue

12.        Debt securities in issue

	At 30 June 2020			At 31 December 2019
	At fair			At fair
	value			value
	through	At		through	At
	profit or	amortised		profit or	amortised
	loss	cost	Total	loss	cost	Total
	£m	£m	£m	£m	£m	£m

Medium-term notes issued	7,644	45,903	53,547	7,484	41,291	48,775
Covered bonds	–	27,770	27,770	—	29,821	29,821
Certificates of deposit	–	11,842	11,842	—	10,598	10,598
Securitisation notes	47	5,830	5,877	47	7,288	7,335
Commercial paper	–	8,586	8,586	—	8,691	8,691
	7,691	99,931	107,622	7,531	97,689	105,220

The notes issued by the Group’s securitisation and covered bond programmes are held by external parties and by subsidiaries of the Group.

Securitisation programmes

At 30 June 2020, external parties held £5,877 million (31 December 2019: £7,335 million) and the Group’s subsidiaries held £29,491 million (31 December 2019: £31,436 million) of total securitisation notes in issue of £35,368 million (31 December 2019: £38,771 million). The notes are secured on loans and advances to customers and debt securities held at amortised cost amounting to £37,809 million (31 December 2019: £42,545 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. The structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet.

Covered bond programmes

At 30 June 2020, external parties held £27,770 million (31 December 2019: £29,821 million) and the Group’s subsidiaries held £100 million (31 December 2019: £100 million) of total covered bonds in issue of £27,870 million (31 December 2019: £29,921 million). The bonds are secured on certain loans and advances to customers amounting to £38,042 million (31 December 2019: £39,131 million) that have been assigned to bankruptcy remote limited liability partnerships. These loans are retained on the Group’s balance sheet.

Cash deposits of £4,012 million (31 December 2019: £4,703 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group.